Income tax expense - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current and deferred components of income taxes
Current tax expense		¥ 241,792	¥ 14,943	¥ 2,896
Deferred tax (benefit)/expense	$ (1,725)	(11,260)	10,981	(511)
Income tax expense	$ 35,331	¥ 230,532	¥ 25,924	¥ 2,385